Auditor's remuneration (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Audit fees	£ 17	£ 16	£ 14
KPMG
Disclosure of products and services [line items]
Audit fees	33	31	27
Tax fees
All other fees		1	1
Audit-related fees
Disclosure of products and services [line items]
All other fees	7	6	6
Audit-related fees | KPMG
Disclosure of products and services [line items]
Audit fees	£ 5	£ 3	£ 3